Subsequent events (Details Narrative)	1 Months Ended	2 Months Ended		12 Months Ended
	Jan. 31, 2022 USD ($)	Mar. 04, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2022 $ / shares	Mar. 02, 2022 USD ($)
Subsequent Event [Line Items]
Proceeds from Lines of Credit				$ 744,506,000	$ 47,000,000	$ 327,500,000
Repayments of Debt				149,632,000	44,366,000	$ 262,810,000
Payable Premium Amount				$ 7,000,000	$ 0
Redeemed Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Repurchased Face Amount		$ 28,500,000
Debt Instrument, Redemption Price, Percentage		102.00%
Debt Instrument, Repurchase Amount		$ 89,020,000
Interest Rate Caps [Member]
Subsequent Event [Line Items]
Derivative, Cap Interest Rate				0.75%
Derivative, Notional Amount				$ 484,100,000
Payable Premium Amount				7,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount								$ 40,000,000.0
Subsequent Event [Member] | Interest Rate Caps [Member]
Subsequent Event [Line Items]
Derivative, Inception Date			February 2022
Derivative, Cap Interest Rate			0.75%
Derivative, Notional Amount			$ 507,900,000
Payable Premium Amount			$ 15,370,000
New Syndicated Senior Secured Debt Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 60,000,000
Maturity date				July 2026
Number of loan tranches				3
Line of Credit Facility, Interest Rate Description				LIBOR plus a margin of 2.75%
Debt Instrument, Basis Spread on Variable Rate				2.75%
Line of Credit Facility, Frequency of Payments				quarterly
Repayments of Debt				$ 26,205,000
Fees on repayment of debt				$ 3,968,000
New Syndicated Senior Secured Debt Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit	$ 60,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share | $ / shares				$ 0.25			$ 0.375
Dividends Payable, Date to be Paid				Mar. 04, 2022
Dividends Payable, Date of Record				Feb. 22, 2022